Short-term deposits	12 Months Ended
Dec. 31, 2015
Short-term deposits [Abstract]
Short-term deposits
6.	Short-term deposits

Short-term deposits represent time deposits placed with banks with original maturities of less than one year. Short-term deposits balance as of December 31, 2014 and 2015 primarily consist of the following currencies:

	December 31, 2014		December 31, 2015
	Amount	RMB equivalent	Amount	RMB equivalent

RMB	1,921,520	1,921,520	250,000	250,000
US$	374,685	2,293,056	253,322	1,644,946
Total		4,214,576		1,894,946